WGS-Q1

Quarterly Report
March 31, 2026
MFS®  Global
Governments Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 95.5%
Foreign Bonds – 51.9%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035	EUR	202,000	$228,503
Australia – 1.1%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	1,370,000	$850,094
Canada – 4.3%
Government of Canada, 1.5%, 12/01/2031	CAD	3,740,000	$2,458,463
Government of Canada, 2.75%, 12/01/2055		180,000	103,583
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	265,767
Province of Alberta, 4.5%, 1/24/2034		250,000	250,836
Province of Alberta, 4.3%, 11/02/2035		157,000	153,703
			$3,232,352
Chile – 0.9%
Republic of Chile, 4.7%, 9/01/2030	CLP	675,000,000	$710,893
France – 6.6%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	1,775,000	$2,030,502
Republic of France, 1.25%, 5/25/2034 (n)		1,450,000	1,404,973
Republic of France, 4.1%, 5/25/2046 (n)		483,000	545,195
Republic of France, 3%, 5/25/2054 (n)		500,000	445,204
Republic of France, 4.4%, 5/25/2057 (n)		500,000	568,406
			$4,994,280
Greece – 5.3%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	1,700,000	$1,843,535
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		580,000	663,448
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		1,286,000	1,426,379
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		125,000	136,630
			$4,069,992
Guatemala – 0.5%
Republic of Guatemala, 6.25%, 8/15/2036 (n)		$400,000	$406,600
Israel – 0.3%
State of Israel, 5%, 1/13/2036		$200,000	$192,815
Italy – 8.1%
Republic of Italy, 2.7%, 10/01/2030 (n)	EUR	2,750,000	$3,110,248
Republic of Italy, 3.15%, 3/15/2033 (n)		1,000,000	1,127,406
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,666,332
Republic of Italy, 4.3%, 10/01/2054 (n)		248,000	275,252
			$6,179,238
Japan – 7.2%
Government of Japan, 2.3%, 5/20/2030	JPY	288,250,000	$1,860,035
Government of Japan, 0.4%, 9/20/2040		580,550,000	2,593,810
Government of Japan, 0.6%, 9/20/2050		196,200,000	640,071
Government of Japan, 0.9%, 3/20/2057		127,050,000	394,507
			$5,488,423
Lithuania – 3.0%
Republic of Lithuania, 3%, 1/22/2031	EUR	2,000,000	$2,280,021
Norway – 0.3%
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	2,500,000	$246,703

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Peru – 0.9%
Republic of Peru, 6.85%, 8/12/2035	PEN	2,350,000	$687,340
Serbia – 0.8%
Republic of Serbia, 1.5%, 6/26/2029	EUR	350,000	$369,301
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	201,395
			$570,696
South Africa – 0.5%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	7,000,000	$406,386
Spain – 3.2%
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,500,000	$1,696,843
Kingdom of Spain, 4.7%, 7/30/2041		315,000	399,747
Kingdom of Spain, 4%, 10/31/2054		298,000	337,176
			$2,433,766
Supranational – 0.2%
European Union, 4%, 10/12/2055	EUR	100,000	$113,596
Sweden – 1.0%
Kingdom of Sweden, 2.75%, 2/09/2037	SEK	7,500,000	$781,285
United Kingdom – 6.7%
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,455,000	$1,877,559
United Kingdom Treasury, 4.5%, 3/07/2035		1,700,000	2,191,532
United Kingdom Treasury, 3.75%, 7/22/2052		639,000	638,480
United Kingdom Treasury, 4%, 1/22/2060		275,000	280,403
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	148,595
			$5,136,569
Uruguay – 0.7%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	14,000,000	$355,750
Oriental Republic of Uruguay, 8%, 10/29/2035		7,590,630	189,404
			$545,154
Total Foreign Bonds			$39,554,706
U.S. Bonds – 43.6%
Asset-Backed & Securitized – 0.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.99%, 11/15/2054 (i)		$1,005,255	$33,481
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.723%, 10/15/2054 (i)(n)		3,123,693	78,789
			$112,270
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$150,763
Mortgage-Backed – 0.5%
Freddie Mac, 0.415%, 5/25/2029 (i)		$1,057,646	$13,134
Freddie Mac, 1.368%, 6/25/2030 (i)		1,365,937	64,734
Freddie Mac, 1.168%, 9/25/2030 (i)		329,805	15,394
Freddie Mac, 0.536%, 9/25/2031 (i)		2,295,212	59,765
Freddie Mac, 0.854%, 9/25/2031 (i)		706,831	28,837
Freddie Mac, 0.349%, 11/25/2031 (i)		3,422,551	60,390
Freddie Mac, 0.496%, 12/25/2031 (i)		3,444,413	83,490
Freddie Mac, 0.566%, 12/25/2031 (i)		568,544	15,361
			$341,105
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$106,920	$99,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 42.7%
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	$3,686,400	$3,651,264
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,012,510
U.S. Treasury Bonds, 2.5%, 2/15/2045	980,000	687,263
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,877,004
U.S. Treasury Bonds, 4.125%, 8/15/2053	2,464,000	2,160,813
U.S. Treasury Notes, 2.375%, 5/15/2027	6,410,000	6,309,343
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,176,898
U.S. Treasury Notes, 0.625%, 8/15/2030	9,786,000	8,498,529
U.S. Treasury Notes, 3.375%, 5/15/2033	1,250,000	1,190,772
		$32,564,396
Total U.S. Bonds		$33,268,438
Total Bonds		$72,823,144
Mutual Funds (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 3.71% (v)	3,670,960	$3,670,959

Other Assets, Less Liabilities – (0.3)%		(254,369)
Net Assets – 100.0%		$76,239,734

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,670,959 and
$72,823,144, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,002,977, representing 23.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CPI	Consumer Price Index
CPI-U	Consumer Price Index - Urban Consumers
EU	Equity Unit
HICP	Harmonized Index of Consumer Prices
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 3/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,374,633	USD	922,788	Barclays Bank PLC	4/17/2026	$25,465
BRL	1,743,397	USD	330,745	JPMorgan Chase Bank N.A.	5/05/2026	3,785
EUR	202,640	USD	234,208	JPMorgan Chase Bank N.A.	4/17/2026	180
HUF	209,364,416	USD	627,842	HSBC Bank	4/17/2026	1,073
HUF	55,195,626	USD	165,388	State Street Corp.	4/17/2026	416
JPY	720,324,295	USD	4,526,963	HSBC Bank	4/17/2026	17,590
ZAR	417,569	USD	24,520	Barclays Bank PLC	4/17/2026	129
USD	61,705	AUD	88,509	Barclays Bank PLC	4/17/2026	649
USD	398,948	AUD	565,183	HSBC Bank	4/17/2026	9,072
USD	404,663	AUD	573,151	JPMorgan Chase Bank N.A.	4/17/2026	9,290
USD	662,400	CAD	916,797	Citibank N.A.	4/17/2026	2,889
USD	15,082	CAD	20,665	JPMorgan Chase Bank N.A.	4/17/2026	217
USD	20,267	CAD	27,998	Merrill Lynch International	4/17/2026	126
USD	683,666	CAD	919,106	Morgan Stanley Capital Services LLC	4/17/2026	22,494
USD	39,273	CAD	53,484	State Street Corp.	4/17/2026	798
USD	398,538	CHF	315,358	JPMorgan Chase Bank N.A.	4/17/2026	3,491
USD	587,996	CLP	508,328,000	Citibank N.A.	5/15/2026	38,851
USD	173,706	CLP	159,664,002	Deutsche Bank AG	5/15/2026	1,222
USD	137,486	CZK	2,858,620	Citibank N.A.	4/17/2026	2,837
USD	2,311,785	EUR	1,975,812	Barclays Bank PLC	4/17/2026	26,423
USD	3,498,195	EUR	2,997,270	HSBC Bank	4/17/2026	31,343
USD	1,251,442	EUR	1,066,454	JPMorgan Chase Bank N.A.	4/17/2026	17,906
USD	2,794,143	EUR	2,378,752	State Street Corp.	4/17/2026	42,713
USD	338,471	GBP	248,068	HSBC Bank	4/17/2026	10,135
USD	2,016,892	GBP	1,502,848	JPMorgan Chase Bank N.A.	4/17/2026	27,769
USD	144,309	JPY	22,660,688	HSBC Bank	4/17/2026	1,342
USD	53,594	JPY	8,366,446	JPMorgan Chase Bank N.A.	4/17/2026	809
USD	14,919	NOK	144,068	JPMorgan Chase Bank N.A.	4/17/2026	41
USD	204,846	NZD	342,078	Goldman Sachs International	4/17/2026	8,175
USD	400,483	NZD	673,301	State Street Corp.	4/17/2026	13,380
USD	164,362	PEN	554,000	Deutsche Bank AG	4/23/2026	5,322
USD	597,307	PLN	2,158,092	HSBC Bank	4/17/2026	15,969
USD	809,487	SEK	7,449,219	Barclays Bank PLC	4/17/2026	21,979
USD	783,525	SEK	7,239,797	Merrill Lynch International	4/17/2026	18,156
USD	66,665	SEK	611,555	State Street Corp.	4/17/2026	2,014
USD	600,465	SGD	768,693	State Street Corp.	4/17/2026	1,945
USD	92,532	ZAR	1,550,922	Barclays Bank PLC	4/17/2026	979
USD	350,059	ZAR	5,772,331	Merrill Lynch International	4/17/2026	9,312
USD	204,628	ZAR	3,378,843	State Street Corp.	4/17/2026	5,171
						$401,457
Liability Derivatives
AUD	256,246	USD	179,563	State Street Corp.	4/17/2026	$(2,799)
CAD	508,996	USD	367,999	Merrill Lynch International	4/17/2026	(1,846)
CAD	63,978	USD	46,508	Morgan Stanley Capital Services LLC	4/17/2026	(484)
CAD	22,067	USD	16,198	State Street Corp.	4/17/2026	(324)
CHF	621,046	USD	802,125	State Street Corp.	4/17/2026	(24,144)
CZK	2,858,619	USD	135,441	Citibank N.A.	4/17/2026	(792)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
DKK	101,151	USD	16,225	Morgan Stanley Capital Services LLC	4/17/2026	$(570)
DKK	1,042,502	USD	163,329	State Street Corp.	4/17/2026	(1,988)
EUR	410,070	USD	479,888	JPMorgan Chase Bank N.A.	4/17/2026	(5,573)
EUR	1,133,883	USD	1,328,189	Morgan Stanley Capital Services LLC	4/17/2026	(16,661)
EUR	3,930,433	USD	4,605,973	State Street Corp.	4/17/2026	(59,761)
GBP	736,633	USD	993,416	HSBC Bank	4/17/2026	(18,432)
GBP	121,311	USD	161,019	JPMorgan Chase Bank N.A.	4/17/2026	(455)
GBP	58,815	USD	80,781	Morgan Stanley Capital Services LLC	4/17/2026	(2,935)
GBP	602,007	USD	805,845	UBS AG	4/17/2026	(9,047)
JPY	13,903,407	USD	88,593	HSBC Bank	4/17/2026	(876)
JPY	10,713,212	USD	67,924	JPMorgan Chase Bank N.A.	4/17/2026	(334)
JPY	166,267,991	USD	1,094,471	Morgan Stanley Capital Services LLC	4/17/2026	(45,480)
JPY	9,431,250	USD	60,714	State Street Corp.	4/17/2026	(1,212)
MYR	2,429,072	USD	601,032	Barclays Bank PLC	4/15/2026	(879)
NOK	3,842,517	USD	404,198	JPMorgan Chase Bank N.A.	4/17/2026	(7,371)
NOK	3,581,811	USD	374,526	UBS AG	4/17/2026	(4,623)
NZD	342,078	USD	197,989	Barclays Bank PLC	4/17/2026	(1,317)
PLN	700,825	USD	189,608	HSBC Bank	4/17/2026	(822)
SEK	151,375	USD	16,577	Merrill Lynch International	4/17/2026	(574)
ZAR	3,282,245	USD	197,376	Goldman Sachs International	4/17/2026	(3,622)
USD	24,802	AUD	36,015	Merrill Lynch International	4/17/2026	(42)
USD	73,828	BRL	399,404	Deutsche Bank AG	5/05/2026	(2,812)
USD	252,459	BRL	1,343,993	Goldman Sachs International	5/05/2026	(5,431)
USD	12,926	DKK	83,720	NatWest Markets PLC	4/17/2026	(31)
USD	108,115	EUR	93,756	Barclays Bank PLC	4/17/2026	(330)
USD	203,025	EUR	176,016	HSBC Bank	4/17/2026	(567)
USD	784,331	GBP	594,721	State Street Corp.	4/17/2026	(2,824)
USD	389,759	HUF	132,451,129	HSBC Bank	4/17/2026	(8,114)
USD	128,074	JPY	20,430,047	JPMorgan Chase Bank N.A.	4/17/2026	(820)
USD	94,977	JPY	15,128,739	Merrill Lynch International	4/17/2026	(471)
USD	39,544	NOK	398,252	JPMorgan Chase Bank N.A.	4/17/2026	(1,585)
						$(235,948)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	47	$3,361,286	June - 2026	$3,367
Euro-Bobl 5 yr	Short	EUR	28	3,735,754	June - 2026	50,097
Euro-BTP 10 yr	Short	EUR	7	940,816	June - 2026	573
Euro-Bund 10 yr	Short	EUR	7	1,014,525	June - 2026	896
Euro-Buxl 30 yr	Short	EUR	6	764,664	June - 2026	14,688
Euro-Schatz 2 yr	Short	EUR	51	6,233,789	June - 2026	34,871
U.S. Treasury Note 2 yr	Long	USD	22	4,563,797	June - 2026	3,273
						$107,765
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	9	$776,429	June - 2026	$(15,618)
Euro-BTP Short-Term	Long	EUR	87	10,644,167	June - 2026	(102,089)
Japan Government Bond 10 yr	Long	JPY	2	1,642,166	June - 2026	(19,048)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Long	USD	24	$2,665,125	June - 2026	$(42,248)
						$(179,003)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
2/05/27	USD	4,400,000	centrally cleared	CPI-U / At Maturity	2.7550% / At Maturity	$20,009	$—	$20,009
Liability Derivatives
Inflation Swaps
3/20/27	USD	3,900,000	centrally cleared	CPI-U / Annually	3.2905% / Annually	$(2,350)	$—	$(2,350)
3/15/28	EUR	3,400,000	centrally cleared	HICP / Annually	2.9760% / Annually EU CPI	(24,687)	—	(24,687)
						$(27,037)	$—	$(27,037)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $433,603 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$32,664,301	$—	$32,664,301
Non - U.S. Sovereign Debt	—	38,884,399	—	38,884,399
U.S. Corporate Bonds	—	150,763	—	150,763
Residential Mortgage-Backed Securities	—	341,105	—	341,105
Commercial Mortgage-Backed Securities	—	112,270	—	112,270
Foreign Bonds	—	670,306	—	670,306
Investment Companies	3,670,959	—	—	3,670,959
Total	$3,670,959	$72,823,144	$—	$76,494,103
Other Financial Instruments
Futures Contracts – Assets	$107,765	$—	$—	$107,765
Futures Contracts – Liabilities	(179,003)	—	—	(179,003)
Forward Foreign Currency Exchange Contracts – Assets	—	401,457	—	401,457
Forward Foreign Currency Exchange Contracts – Liabilities	—	(235,948)	—	(235,948)
Swap Agreements – Assets	—	20,009	—	20,009
Swap Agreements – Liabilities	—	(27,037)	—	(27,037)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,085,247	$11,556,720	$9,970,478	$(436)	$(94)	$3,670,959

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,025	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	46.4%
Italy	20.9%
Japan	9.4%
United Kingdom	6.8%
France	6.6%
Greece	5.4%
Canada	5.3%
Supranational	5.3%
Germany	(15.4)%
Other Countries	9.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.